CANADIAN DEVELOPMENT PROPERTIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) project	Dec. 31, 2021 USD ($)
Disclosure of detailed information about investments [line items]
Number of development projects | project	1
Canadian development properties
Disclosure of detailed information about investments [line items]
Property development income	$ 1,668	$ 1,327
Canadian development properties | Appraised Land Value Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 5% increase in risk variable, impact on investment property	4,851	4,654
Reasonably possible 5% decrease in risk variable, impact on investment property	(4,851)	(4,654)
Canadian development properties | Discount Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 1% increase in risk variable, impact on investment property	(2,724)	(3,038)
Reasonably possible 1% decrease in risk variable, impact on investment property	3,015	3,354
Canadian development properties | Capitalisation Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible .25% increase in risk variable, impact on investment property	(1,246)	(1,489)
Reasonably possible .25% decrease in risk variable, impact on investment property	$ 1,401	$ 1,675